Significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Summary of Estimated Useful Lives of Assets	The estimated useful lives of assets are as follows:

Category	Useful life
Buildings	28 to 40 years
Plant and machinery	5 to 21 years
Computer equipment and software	2 to 7 years
Furniture, fixtures and equipment	3 to 10 years
Vehicles	4 to 5 years

Summary of Estimated Useful Lives of Aamortizable Intangible Assets

The estimated useful life of amortizable intangibles are reviewed and where appropriate are adjusted, annually. The estimated useful lives of the amortizable intangible assets for the current and comparative periods are as follows:

Category	Useful life
Customer-related intangibles	5 to 15 years
Marketing related intangibles	3 to 7 years

Summary of difference between the lease obligation disclosed under IAS 17 To IFRS 16
The difference between the lease obligation disclosed as of March 31, 2019 under IAS 17 and the value of the lease liabilities as of April 1, 2019 is primarily on account of practical expedients exercised for low value assets and short term leases as at adoption of the standard, measuring lease liability and discounting the lease liabilities to the present value in accordance with IFRS 16.

Particulars	Total
Operating lease commitments disclosed as at March 31, 2019	₹	19,741
(Less): Impact of discounting on opening lease liability		(1,954)
(Less): Short-term leases not recognized as a liability		(1,675)
(Less): Low-value leases not recognized as a liability		(64)
(Less): Leases commencing after 1st April, but entered into on or before 31st March		(669)

Lease liability recognized as at April 1, 2019	₹	15,379